Income Taxes - Schedule of Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Components of Income Tax Expense [Abstract]
Current			¥ 216,120	¥ 58,664
Deferred			2,903,456	(10,273)
Total income tax expenses			¥ 3,119,576	¥ 48,391